Investment Objectives and Goals - Innovator U.S. Small Cap Power Buffer ETF - November	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Small Cap Power Buffer ETF™ – November
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 19.04% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from November 1, 2026 to October 31, 2027.